11A. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes
	December 31
	2014	2013
United States	$(943)	$(1,474)

International	(607)	466
Total	$(1,550)	$(1,008)

Deferred Tax Assets
	December 31
	2014	2013
Deferred tax assets
Net operating loss carryforwards - United States	$829	$508

Net operating loss carryforwards - International	3,249	2,924
Valuation allowance	(4,078)	(3,432)
Net deferred tax assets	$-	$-